ANNUAL REPORT o AUGUST 31, 1999
      CITIFUNDS(sm)
-------------------

        Institutional
        Liquid Reserves





MONEY MARKETS


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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                      1
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Portfolio Environment and Outlook                               2
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Fund Facts                                                      3
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Fund Performance                                                4
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CITIFUNDS INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                             5
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Statement of Operations                                         6
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Statement of Changes in Net Assets                              7
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Financial Highlights                                            8
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Notes to Financial Statements                                   9
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Independent Auditors' Report                                   12
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                       13
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Statement of Assets and Liabilities                            16
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Statement of Operations                                        16
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Statement of Changes in Net Assets                             17
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Financial Highlights                                           17
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Notes to Financial Statements                                  18
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Independent Auditors' Report                                   20
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


LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm Institutional Liquid Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

THE PAST  YEAR HAS BEEN AN  EVENTFUL  ONE FOR THE  U.S.  ECONOMY  AND  FINANCIAL
MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFundssm Institutional Liquid Reserves fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. Japan's economy began to improve, conditions in Latin America remained relatively stable and Europe's economies rebounded more strongly than previously expected. In fact, the U.S. economy was also stronger than most analysts expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust economic growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. In addition, the differences in yields (also known as "spreads") widened among securities with different maturities. This was due primarily to aggressive funding strategies adopted by many corporations in anticipation of year-end concerns over potential Y2K problems. Many corporations have decided to raise capital now, rather than wait until November or December when investors' concerns over possible computer-related problems might constrain liquidity in the markets.

   The Fund's management team maintained a conservative investment approach during the reporting period. Within those parameters, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This strategy included an average weighted maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available.

   LATER IN THE REPORTING PERIOD, THE MANAGERS ATTEMPTED TO TAKE ADVANTAGE OF HIGHER YIELDS AND WIDER SPREADS BY INVESTING IN HIGHLY RATED MONEY MARKET INSTRUMENTS WITH LONGER MATURITIES. The management team found especially attractive income opportunities in bank obligations, commercial paper backed by credit card receivables and short-term debt instruments issued by industrial companies and insurance companies. At the same time, the managers tried to ensure sufficient liquidity for the Fund by balancing those modestly longer-term holdings with very short-term positions in commercial paper. This "barbell strategy"--named because of its concentrations at both ends of the money market maturity spectrum--produced an average maturity for the Fund of between 75 and 85 days, which is toward the long end of the neutral range.

   LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES AGAIN, THE FUND'S MANAGERS EXPECT THAT THE U.S. ECONOMY SHOULD MODERATE. In their view, evidence of such a slowdown may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are being generally cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In the managers' opinion, additional Fed interest-rate increases are therefore unlikely.





FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,              DIVIDENDS
CASH RESERVES PORTFOLIO          Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS       BENCHMARKS*
October 2, 1992                  o Lipper Taxable Institutional Money
                                   Market Funds Average
NET ASSETS AS OF 8/31/99         o IBC Financial Data Institutional
$5,794.6 million                   Taxable Money Market Funds Average

* The Lipper Funds Average and IBCFunds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                    SINCE
                                                ONE      FIVE   OCTOBER 2, 1992
ALL PERIODS ENDED AUGUST 31, 1999              YEAR     YEARS*    INCEPTION*
--------------------------------------------------------------------------------

CitiFunds Institutional Liquid Reserves       5.16%      5.59%      4.99%
Lipper Taxable Institutional Money Market     4.87%      5.31%      4.67%+
 Funds Average

 * Average Annual Total Return
 + From 9/30/92

7-DAY YIELDS
Annualized Current      5.24%
Effective               5.37%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION -- For the fiscal year ended August 31, 1999, the Fund paid $0.05041 per share to shareholders from net investment income. For such periods 0.2% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES VS. IBC FINANCIAL DATA INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one year period.

[This table represents chart in the printed piece]


8/25/98      5.49     5.27
             5.52     5.28
             5.48     5.25
             5.5      5.27
             5.47     5.24
             5.46     5.22
             5.44     5.18
10/13/98     5.3      5.09
             5.29     5.05
             5.12     4.97
             5.22     5.03
             5.15     4.95
             5.15     4.97
             5.02     4.85
             5.1      4.9
12/8/98      5.03     4.84
             5.09     4.89
             5.08     4.87
             5.06     4.87
             5.04     4.9
             4.99     4.8
             4.98     4.79
1/26/99      4.89     4.72
             4.94     4.72
             4.91     4.68
             4.9      4.66
             4.89     4.72
             4.9      4.65
             4.86     4.62
             4.87     4.63
3/23/99      4.86     4.61
             4.89     4.63
             4.89     4.64
             4.84     4.59
             4.83     4.58
             4.81     4.57
             4.88     4.61
             4.81     4.55
5/18/99      4.85     4.57
             4.82     4.55
             4.85     4.59
             4.8      4.55
             4.84     4.56
             4.84     4.56
             4.89     4.62
7/6/99       5.06     4.69
             5        4.69
             5.04     4.73
             5.06     4.75
             5.09     4.77
             5.04     4.76
             5.07     4.8
             5.06     4.82
8/31/99      5.24     4.92



Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999

---------------------------------------------------------------------------------------
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)                $5,800,898,945
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                         1,771,071
Dividends payable                                                             3,617,667
Accrued expenses and other liabilities                                          910,771
---------------------------------------------------------------------------------------
  Total liabilities                                                           6,299,509
---------------------------------------------------------------------------------------
NET ASSETS for 5,794,599,436 shares of beneficial interest outstanding   $5,794,599,436
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                          $5,794,599,436
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                    $1.00
---------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

---------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                       $243,082,353
Allocated expenses from Cash Reserves Portfolio             (4,651,921)
---------------------------------------------------------------------------------------
                                                                           $238,430,432
EXPENSES:
Administrative fees (Note 3A)                               16,283,387
Shareholder Servicing Agents' fees (Note 3B)                 4,652,396
Distribution fees (Note 4)                                   4,652,396
Registration fees                                              808,981
Trustees' fees                                                  50,141
Legal fees                                                      20,647
Custody and fund accounting fees                                16,200
Audit fees                                                      15,892
Shareholder reports                                             11,541
Transfer agent fees                                             10,000
Miscellaneous                                                   66,264
---------------------------------------------------------------------------------------
    Total expenses                                          26,587,845
Less aggregate amounts waived or assumed by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B, and 4)                                    (22,301,193)
---------------------------------------------------------------------------------------
    Net expenses                                                              4,286,652
---------------------------------------------------------------------------------------
Net investment income                                                      $234,143,780
---------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED AUGUST 31,
                                                          --------------------------------
                                                             1999                 1998
------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income,
  declared as dividends to shareholders (Note 2)          $234,143,780        $168,884,490
------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                            64,269,922,643      37,431,763,944
Net asset value of shares issued to shareholders
  from reinvestment of dividends                           182,380,096         131,980,079
Cost of shares repurchased                             (62,038,204,029)    (36,150,734,171)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                               2,414,098,710       1,413,009,852
------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      3,380,500,726       1,967,490,874
------------------------------------------------------------------------------------------
End of period                                           $5,794,599,436      $3,380,500,726
------------------------------------------------------------------------------------------

                                                                               7
See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS


                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                    1999              1998              1997              1996            1995
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period               $1,00000          $1.00000         $1.00000          $1.00000        $1.00000
Net investment income                               0.05041           0.05548          0.05459           0.05521         0.05698
Less dividends from net investment income          (0.05041)         (0.05548)        (0.05459)         (0.05521)       (0.05698)
--------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $1.00000          $1.00000         $1.00000          $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)        $5,794,599        $3,380,501       $1,967,491        $1,257,134      $1,480,097
Ratio of expenses to average net assets+              0.19%             0.20%            0.18%             0.20%           0.17%
Ratio of net investment income to
  average net assets+                                 5.04%             5.57%            5.52%             5.52%           5.70%
Total return                                          5.16%             5.69%            5.60%             5.66%           5.85%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                    $0.04557          $0.04948         $0.04844          $0.04921        $0.05050
RATIOS:
Expenses to average net assets+                       0.79%             0.79%            0.80%             0.80%           0.84%
Net investment income to
  average net assets+                                 4.44%             4.98%            4.90%             4.92%           5.03%
--------------------------------------------------------------------------------------------------------------------------------

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (38.9% at August 31, 1999) in the net assets of the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.20%.

   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $16,283,387 of which $12,996,401 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $4,652,396, all of which was voluntarily waived for the year ended August 31, 1999.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $4,652,396, all of which was voluntarily waived for the year ended August 31, 1999. The Distributor voluntarily agreed to assume all distribution expenses through August 31, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $23,974,535,957 and $21,751,783,738, respectively, for the year ended August 31, 1999.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS INSTITUTIONAL TRUST (THE TRUST)
AND THE SHAREHOLDERS OF CITIFUNDS INSTITUTIONAL LIQUID RESERVES:

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Liquid Reserves (the "Fund"), a series of CitiFunds Institutional Trust, at August 31, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 6, 1999

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                                              PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)       VALUE
---------------------------------------------------------------------------
ASSET BACKED -- 9.1%
---------------------------------------------------------------------------
Lincs-Ser *
  5.32% due 2/15/00                           $     87,500   $   87,500,000
  5.29% due 4/15/00                                100,000      100,000,000
Restructured Asset
  Securities *
  5.20% due 6/02/00                                250,000      250,000,000
SMM Trust *
  5.368% due 1/26/00                               100,000      100,000,000
Steers *
  5.269% due 11/10/99                              201,000      201,000,000
Strategic Money Market
  Trust Receipts *
  5.24% due 12/15/99                               200,000      200,000,000
  5.20% due 3/15/00                                240,000      240,000,000
Strats Trust *
  5.38% due 8/18/00                                100,000      100,000,000
Triangle Funding Ltd. *
  5.35% due 10/15/99                                82,000       82,000,000
                                                             --------------
                                                              1,360,500,000
                                                             --------------
BANK NOTES -- 13.2%
---------------------------------------------------------------------------
Bank of America
  5.50% due 2/25/00                                400,000      400,000,000
  5.84% due 3/17/00                                100,000      100,000,000
FCC National Bank
  4.90% due 12/16/99                               185,000      184,974,065
  5.84% due 2/25/00                                100,000      100,000,000
  5.85% due 3/20/00                                164,000      164,000,000
First National Bank
  5.83% due 2/22/00                                100,000      100,000,000
First USA Bank
  5.93% due 8/29/00                                100,000       99,961,992
Key Bank National
  Association *
  5.475% due 9/23/99                               350,000      349,989,452
Morgan Guaranty
  Trust Co. *
  5.40% due 5/10/00                                210,000      209,943,306
Nationsbank
  5.00% due 11/19/99                               160,000      160,000,000
Westpac Banking Corp.
  5.20% due 5/11/00 100,000                     99,959,974
                                                             --------------
                                                              1,968,828,789
                                                             --------------
CERTIFICATES OF DEPOSIT
(DOMESTIC) -- 2.8%
---------------------------------------------------------------------------
Bankers Trust Co. *
  5.57% due 5/15/00                           $    200,000   $  199,938,194
Morgan Guaranty
  Trust Co.
  4.90% due 10/15/99                                85,000       84,990,073
  4.63% due 10/22/99                                65,000       64,963,673
  4.99% due 12/10/99                                62,000       62,000,000
                                                             --------------
                                                                411,891,940
                                                             --------------
CERTIFICATES OF DEPOSIT (EURO) -- 4.2%
---------------------------------------------------------------------------
Barclays Bank
  5.25% due 11/02/99                               100,000      100,000,000
Bayerische Vereinsbank
  4.99% due 11/10/99                               171,000      171,006,408
  5.02% due 11/23/99                               100,000      100,002,066
Credit Agricole Indosuez
  4.96% due 9/27/99 75,000                      75,000,528
Dresdner Bank
  5.26% due 11/02/99                               100,000      100,000,000
Halifax
  5.14% due 12/06/99                                55,000       55,015,560
International Nederlanden
  Group
  4.97% due 9/27/99                                 25,000       25,000,176
                                                             --------------
                                                                626,024,738
                                                             --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 27.8%
---------------------------------------------------------------------------
Abbey National Treasury
  Services *
  5.495% due 5/01/00                               350,000      349,849,366
Algemene Bank
  5.50% due 9/02/99                                 70,000       70,000,912
Bank Austria
  5.15% due 5/04/00                                100,000       99,987,016
  5.20% due 5/10/00                                 35,000       34,983,722
  5.95% due 8/21/00                                100,000       99,953,544
Bank of Montreal
  5.59% due 2/04/00                                400,000      400,000,000
  5.11% due 4/10/00                                100,000       99,970,712
Bank of Nova Scotia
  5.83% due 2/14/00                                115,000      115,000,000
Bayerische Hypo
  5.16% due 4/03/00                                100,000       99,971,649
  5.10% due 4/12/00                                100,000       99,976,347

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999

                                            PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
----------------------------------------------------------------------
Bayerische Vereinsbank
4.99% due 9/07/99                         $    70,000    $  70,000,228
5.15% due 3/23/00                             100,000       99,973,093
Commerzbank
  5.22% due 5/10/00                           100,000       99,966,780
  5.58% due 6/19/00                           160,000      159,963,173
  5.77% due 7/03/00                           120,000      119,961,481
Deutsche Bank
  5.33% due 3/09/00                            50,000       50,017,532
Deutsche Bank
  5.38% due 4/26/00*                          225,000      224,897,019
Deutsche Bank
  5.51% due 6/08/00                            96,000       95,971,628
  5.71% due 7/10/00                           100,000       99,967,148
  5.98% due 9/05/00                           100,000       99,946,907
Landesbank Hessen
  Thuringen
  5.12% due 4/26/00                           100,000       99,962,318
Lloyds Bank
  5.67% due 7/17/00                           100,000       99,958,011
National Westminster
  Bank
  5.04% due 9/02/99                           118,100      118,100,303
  5.03% due 2/08/00                            55,000       54,869,521
Nord Deutsche
  Landesbank
  5.16% due 5/17/00                           100,000       99,959,009
Rabobank Nederland
  5.08% due 4/12/00                           100,000       99,970,431
  5.52% due 6/07/00                            62,000       61,809,773
Svenska Handelsbanken
  5.28% due 3/03/00                           120,000      120,044,931
  5.23% due 5/10/00                           100,000       99,973,424
  5.59% due 6/19/00                            50,000       49,988,493
Toronto Dominion
  5.15% due 4/27/00                           100,000       99,968,472
UBS AG Stamford
  5.29% due 5/22/00                            85,000       84,970,447
  5.34% due 5/24/00                            50,000       49,982,205
  5.60% due 6/26/00                            25,000       24,990,185
  5.76% due 7/05/00                            50,000       49,939,138
Westdeutsche Landesbank
  5.625% due 9/01/99                          100,000      100,000,000
  5.125% due 9/15/99                           48,000       48,002,540
  4.84% due 11/05/99                          116,000      115,992,017
  5.47% due 2/22/00                            85,000       85,000,000
                                                        --------------
                                                         4,153,839,475
                                                        --------------
COMMERCIAL PAPER -- 23.3%
----------------------------------------------------------------------
Abbey National
  North America
  5.21% due 3/03/00                       $   170,000    $ 165,473,089
Associates First Capital
  Corp
  5.63% due 9/01/99                           200,000      200,000,000
Associates Corp. of
  North America
  5.63% due 9/01/99                           100,000      100,000,000
Banco Santander
  5.16% due 9/10/99                           150,000      149,806,500
BankAmerica Corp.
  4.84% due 10/06/99                           50,000       49,764,722
Bank of New York
  5.65% due 2/11/00                            50,000       48,720,903
Caisse D'Amortissement
  4.735% due 10/08/99                          76,000       75,630,144
Exxon Corp.
  5.62% due 9/01/00                           200,000      200,000,000
Four Winds Funding Corp.
  5.17% due 9/03/99                           200,000      199,942,556
General Electric Capital
  Corp
  4.75% due 10/04/99                          125,000      124,455,729
  4.75% due 10/05/99                          125,000      124,439,236
  5.41% due 2/10/00                           190,000      185,374,450
  5.41% due 2/11/00                           100,000       97,550,472
J. P. Morgan & Co., Inc.
  5.59% due 2/07/00                            85,000       82,901,421
Morgan Stanley Dean
  Witter Disc
  5.59% due 1/27/00*                          200,000      200,000,000
  5.62% due 2/04/00                           440,000      440,000,000
Moriarty Ltd.
  5.34% due 10/26/99                          200,000      198,368,333
Newport Funding Corp.
  5.34% due 10/22/99                          139,721      138,664,011
Province de Quebec
  4.80% due 12/17/99                           30,000       29,572,000
Prudential Funding Corp.
  5.63% due 9/01/99                           200,000      200,000,000
Riverwoods Funding Corp.
  5.34% due 10/26/99                           98,146       97,345,292
Santander Financial
  5.69% due 2/11/00                            75,000       73,069,469

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                                             PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)        VALUE
----------------------------------------------------------------------------

Sigma Finance Corp.
  5.34% due 10/26/99                             $100,000    $    99,184,167
  5.26% due 11/02/99                              125,000        123,867,639
  5.43% due 2/01/00                                80,000         78,153,800
                                                            ----------------
                                                               3,482,283,933
                                                            ----------------
CORPORATE NOTES -- 3.5%
----------------------------------------------------------------------------
Credit Suisse *
  5.54% due 10/07/99                              325,000        325,000,000
J. P. Morgan & Co., Inc. *
  5.56% due 5/04/00                               200,000        200,000,000
                                                            ----------------
                                                                 525,000,000
                                                            ----------------
MEDIUM TERM NOTES -- 5.3%
----------------------------------------------------------------------------
Credit Suisse *
  5.57% due 5/10/00                               200,000        200,000,000
Goldman Sachs Group *
  5.39% due 1/31/00                               335,500        335,500,000
Sigma Finance Corp.
  5.125% due 2/09/00                              250,000        250,000,000
                                                            ----------------
                                                                 785,500,000
                                                            ----------------
TIME DEPOSITS -- 7.6%
----------------------------------------------------------------------------
Barclays Bank
  5.63% due 9/01/99                               143,452        143,452,000
Landesbank Hessen
  Thuringen
  5.66% due 9/01/99                               182,500        182,500,000
Rabobank Nederland
  5.63% due 9/01/99                               100,000        100,000,000
Societe Generale
  5.56% due 9/01/99                               160,578        160,578,000
Suntrust
  5.63% due 9/01/99                               400,000        400,000,000
Svenska Grand Cayman
  5.63% due 9/01/99                               150,000        150,000,000
                                                            ----------------
                                                               1,136,530,000
                                                            ----------------
UNITED STATES GOVERNMENT AGENCY -- 2.8%
----------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount
  Notes
  5.39% due 7/28/00                               100,000         95,044,194
Federal Home Loan
  Mortgage Discount
  Notes
  5.21% due 3/09/00                              $ 48,062    $    46,740,429
  5.16% due 6/13/00                                50,000         47,950,333
  5.22% due 6/15/00                               135,000        129,362,400
Federal National Mortgage
  Association
  4.86% due 2/10/00                               100,000         99,963,605
                                                            ----------------
                                                                 419,060,961
                                                            ----------------
UNITED STATES TREASURY BILLS -- 0.3%
----------------------------------------------------------------------------
United States Treasury Bills
  4.135% due 10/14/99                              25,000         24,876,524
  4.175% due 12/09/99                              15,000         14,827,781
                                                            ----------------
                                                                  39,704,305
                                                            ----------------
TOTAL INVESTMENTS AT VALUE
  /AMORTIZED COST                                    99.9%    14,909,164,141
OTHER ASSETS,
  LESS LIABILITIES                                    0.1%        20,180,507
                                                    -----   ----------------
NET ASSETS                                          100.0%   $14,929,344,648
                                                    =====   ================

* Variable interest rate - subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
-------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                            $14,909,164,141
Cash                                                                1,804
Interest receivable                                           121,674,021
-------------------------------------------------------------------------
Total assets                                               15,030,839,966
-------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                              99,946,907
Payable to affiliate--Investment Advisory fee (Note 2A)         1,113,656
Accrued expenses and other liabilities                            434,755
-------------------------------------------------------------------------
Total liabilities                                             101,495,318
NET ASSETS                                                $14,929,344,648
-------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                  $14,929,344,648
-------------------------------------------------------------------------





CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

----------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                            $640,703,011
EXPENSES:
Investment Advisory fees (Note 2A)                     $18,380,593
Administrative fees (Note 2B)                            6,126,864
Custody and fund accounting fees                         2,505,470
Legal fees                                                  70,203
Trustees' fees                                              67,304
Audit fees                                                  45,100
Other                                                      153,571
----------------------------------------------------------------------------------
  Total expenses                                        27,349,105
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)                 (15,085,181)
Less fees paid indirectly (Note 1E)                            (17)
----------------------------------------------------------------------------------
Net expenses                                                            12,263,907
----------------------------------------------------------------------------------
Net investment income                                                 $628,439,104
----------------------------------------------------------------------------------


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             YEAR ENDED AUGUST 31,
                                     ---------------------------------------
                                           1999                  1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income               $    628,439,104        $    504,627,904
----------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions           47,581,662,450          30,335,511,897
Value of withdrawals                 (42,086,666,522)
----------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                 5,494,995,928             643,881,772
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS             6,123,435,032           1,148,509,676
----------------------------------------------------------------------------
NET ASSETS:
Beginning of period                    8,805,909,616           7,657,399,940
----------------------------------------------------------------------------
End of period                       $ 14,929,344,648        $  8,805,909,616
----------------------------------------------------------------------------


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED AUGUST 31,
                                                      ---------------------------------------------------------------------
                                                           1999            1998         1997          1996        1995
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                              $14,929,345    $8,805,910    $7,657,400    $4,442,187    $4,765,406
Ratio of expenses  to average net assets                      0.10%         0.10%         0.10%         0.10%         0.10%
Ratio of net investment income to average net assets          5.13%         5.65%         5.57%         5.64%         5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                0.22%         0.22%         0.23%         0.23%         0.23%
Net investment income to
   average net assets                                         5.01%         5.53%         5.44%         5.50%         5.75%
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreement It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $18,380,593 of which $8,958,317 was voluntarily waived for the year ended August 31 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $6,126,864, all of which were voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $317,241,778,448 and $311,116,822,640, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $32,324. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1999 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits of these financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 6, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,  Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                 THE CITIFUNDS FAMILY

                 LARGE CAP STOCKS
               o CitiFunds Growth & Income Portfolio
               o CitiFunds Large Cap Growth Portfolio

                 SMALL CAP STOCKS
               o CitiFunds Small Cap Value Portfolio
               o CitiFunds Small Cap Growth Portfolio
                 INTERNATIONAL STOCKS

               o CitiFunds International Growth & Income Portfolio
               o CitiFunds International Growth Portfolio

                 GROWTH WITH INCOME
               o CitiFunds Balanced Portfolio

                 BONDS
               o CitiFunds Short-Term U.S. Government Income Portfolio
               o CitiFunds Intermediate Income Portfolio
               o CitiFunds National Tax Free Income Portfolio
               o CitiFunds California Tax Free Income Portfolio
               o CitiFunds New York Tax Free Income Portfolio

                 MONEY MARKETS
               o CitiFunds Cash Reserves
               o CitiFunds U.S. Treasury Reserves
               o CitiFunds Tax Free Reserves
               o CitiFunds California Tax Free Reserves
               o CitiFunds Connecticut Tax Free Reserves
               o CitiFunds New York Tax Free Reserves

                 PREMIUM MONEY MARKETS
               o CitiFunds Premium Liquid Reserves
               o CitiFunds Premium U.S. Treasury Reserves

                 INSTITUTIONAL MONEY MARKETS
               o CitiFunds Institutional Liquid Reserves
               o CitiFunds Institutional U.S. Treasury Reserves
               o CitiFunds Institutional Tax Free Reserves
               o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Liquid Reserves.

Ask for a prospectus (except for CitiFunds Institutional Liquid Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at$1.00 pershare, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service agent or call 1-800-625-4554.

(C)1999 Citicorp   [GRAPHIC OMITTED] Printed on recycled paper    CFA/INS.LI/899

                                                 ANNUAL REPORT o AUGUST 31, 1999
    CITIFUNDS(sm)
-----------------
        Institutional
        U.S. Treasury Reserves


MONEY MARKETS




--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                      1
-----------------------------------------------------------------
Portfolio Environment and Outlook                               2
-----------------------------------------------------------------
Fund Facts                                                      3
-----------------------------------------------------------------
Fund Performance                                                4
-----------------------------------------------------------------

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                             5
-----------------------------------------------------------------
Statement of Operations                                         5
-----------------------------------------------------------------
Statement of Changes in Net Assets                              6
-----------------------------------------------------------------
Financial Highlights                                            6
-----------------------------------------------------------------
Notes to Financial Statements                                   7
-----------------------------------------------------------------
Independent Auditors' Report                                   10
-----------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                       11
-----------------------------------------------------------------
Statement of Assets and Liabilities                            12
-----------------------------------------------------------------
Statement of Operations                                        12
-----------------------------------------------------------------
Statement of Changes in Net Assets                             13
-----------------------------------------------------------------
Financial Highlights                                           13
-----------------------------------------------------------------
Notes to Financial Statements                                  14
-----------------------------------------------------------------
Independent Auditors' Report                                   16
-----------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Institutional U.S. Treasury Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period that coincides with CitiFundssm Institutional U.S. Treasury Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slow-down eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, MOST MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. However, yields of U.S. Treasury bills did not rise to the same extent as other types of money market instruments primarily because of the federal budget surplus which has reduced the federal government's need to borrow to cover short-term operating deficits. Yet, demand for U.S. Treasury bills remains very strong from investors seeking highly creditworthy investments in an uncertain market environment.

   The Fund's managers maintained the conservative investment approach that has long characterized the management of this Fund. For example, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This posture included a weighted average maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available. Later in the reporting period, the managers attempted to take advantage of higher yields and wider spreads by reinvesting proceeds from maturing Treasury bills into higher yielding bills and notes with longer maturities. The management team found especially attractive income opportunities in Cash Management Bills, which are securities issued by the U.S. Treasury in anticipation of tax revenues. This strategy produced an average weighted maturity for the Fund of between 55 and 60 days, which is toward the long end of the neutral range.

   LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES FURTHER, THE MANAGEMENT TEAM EXPECTS THE U.S. ECONOMY SHOULD MODERATE. In our view, evidence of such a slow-down may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are being generally cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In our opinion, further Fed interest-rate increases are therefore unlikely.




FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO   Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS         BENCHMARK*
October 2, 1992                    o Lipper S&P AAA rated Taxable
                                     Institutional U.S. Treasury
NET ASSETS AS OF 8/31/99             Money Market Funds Average
$605.4 million

*The Lipper Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                    SINCE
                                                  ONE     FIVE   OCTOBER 2, 1992
ALL PERIODS ENDED AUGUST 31, 1999                YEAR    YEARS*    INCEPTION*
--------------------------------------------------------------------------------

CitiFunds Institutional U.S. Treasury Reserves   4.48%    5.04%      4.53%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average       4.61%    5.12%      4.52%+

* Average Annual Total Return
+ From 9/30/92



7-DAY YIELDS
Annualized Current    4.44%
Effective             4.54%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION -- For the fiscal year ended August 31, 1999 the Fund paid $0.04395 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999

-----------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)      $605,626,917
-----------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                           137,706
Payable for shares of beneficial interest repurchased                         5,000
Accrued expenses and other liabilities                                      119,721
-----------------------------------------------------------------------------------
    Total liabilities                                                       262,427
-----------------------------------------------------------------------------------
NET ASSETS for 605,364,490 shares of beneficial interest outstanding   $605,364,490
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                        $605,364,490
-----------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE               $1.00
-----------------------------------------------------------------------------------




CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio                         $13,662,261
Allocated expenses from U.S. Treasury Reserves Portfolio                (293,220)
-----------------------------------------------------------------------------------------------
                                                                                    $13,369,041
EXPENSES:
Administrative fees (Note 3A)                                          1,027,467
Shareholder Servicing Agents' fees (Note 3B)                             293,562
Distribution fees (Note 4)                                               293,562
Registration fees                                                         74,601
Custody and fund accounting fees                                          16,168
Legal fees                                                                14,159
Shareholder reports                                                       13,866
Audit fees                                                                12,363
Transfer agent fees                                                       12,000
Trustees' fees                                                             6,804
Miscellaneous                                                             20,763
-----------------------------------------------------------------------------------------------
    Total expenses                                                     1,785,315
Less aggregate amounts waived by Administrator, Shareholder
  Servicing Agent and Distributor (Notes 3A, 3B and 4)                (1,345,157
-----------------------------------------------------------------------------------------------
    Net expenses                                                                        440,158
-----------------------------------------------------------------------------------------------
Net investment income                                                               $12,928,883
-----------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED AUGUST 31,
                                                         -------------------------------
                                                             1999            1998
----------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):                           $    12,928,883    $    13,108,663
----------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                          $ 1,598,993,736    $ 1,322,758,384
Net asset value of shares issued to shareholders
  from reinvestment of dividends                           11,328,224         11,341,435
Cost of shares repurchased                             (1,269,093,377)    (1,376,313,848)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     341,228,583        (42,214,029)
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                       264,135,907        306,349,936
----------------------------------------------------------------------------------------
End of period                                         $   605,364,490    $   264,135,907
----------------------------------------------------------------------------------------



CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                   1999         1998        1997        1996        1995
------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period             $1.00000    $1.00000    $1.00000     $1.00000    $1.00000
Net investment income             0.04395     0.05001     0.04994      0.05051     0.05200
Less dividends from net
 investment income               (0.04395)   (0.05001)   (0.04994)    (0.05051)   (0.05200)
------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000    $1.00000     $1.00000    $1.00000
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                 $605,364    $264,136    $306,350     $213,395    $120,731
Ratio of expenses to
 average net assets+                0.25%       0.25%       0.25%        0.25%       0.25%
Ratio of net investment income
 to average net assets+             4.40%       5.00%       5.01%        5.03%       5.23%
Total return                        4.48%       5.12%       5.11%        5.17%       5.33%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share  $0.03806    $0.04431    $0.04416     $0.04428    $0.04593
RATIOS:
Expenses to average net assets+     0.84%       0.82%       0.83%        0.87%       0.85%
Net investment income to
 average net assets+                3.81%       4.43%       4.43%        4.41%       4.62%
------------------------------------------------------------------------------------------

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (51.0% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.25%.

   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,027,467, of which $758,033 was voluntarily waived for the year ended August 31, 1999.
Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $293,562, all of which was voluntarily waived for the year ended August 31, 1999.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $293,562, all of which was voluntarily waived for the year ended August 31, 1999. The Distributor has voluntarily agreed to assume all distribution expenses through August 31, 1999.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,585,542,943 and $1,257,518,735, respectively, for the year ended August 31, 1999.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds Institutional U.S. Treasury Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights represent fairly, in all material respects, the financial position of CitiFunds Institutional U.S. Treasury Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                         August 31, 1999
                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)     VALUE
---------------------------------------------------------------

U.S. TREASURY BILLS--99.8%
---------------------------------------------------------------
United States Treasury Bill,
  due 9/09/99                        $100,271    $  100,170,432
United States Treasury Bill,
  due 9/15/99                          62,671        62,544,593
United States Treasury Bill,
  due 9/23/99                          55,000        54,845,908
United States Treasury Bill,
  due 9/30/99                         260,917       259,960,007
United States Treasury Bill,
  due 10/07/99                        174,198       173,418,481
United States Treasury Bill,
  due 10/14/99                         81,549        81,106,899
United States Treasury Bill,
  due 10/28/99                        138,008       137,001,768
United States Treasury Bill,
  due 11/18/99                         76,191        75,417,789
United States Treasury Bill,
  due 1/06/00                          82,187        80,845,023
United States Treasury Bill,
  due 1/27/00                         164,768       161,510,570
                                                 --------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                     99.8%     1,186,821,470
OTHER ASSETS,
  LESS LIABILITIES                        0.2         1,805,041
                                        -----    --------------
NET ASSETS                              100.0%   $1,188,626,511
                                        =====    ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                    $1,186,821,470
Cash                                                             1,153,532
Receivable for investment sold                                  49,861,889
--------------------------------------------------------------------------
     Total assets                                            1,237,836,891
--------------------------------------------------------------------------
LIABILITIES:
Payable for investments  purchased                              49,072,323
Payable to affiliate - Investment advisory fees (Note 2A)           79,609
Accrued expenses and other liabilities                              58,448
--------------------------------------------------------------------------
    Total liabilities                                           49,210,380
--------------------------------------------------------------------------
NET ASSETS                                                  $1,188,626,511
--------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                    $1,188,626,511
--------------------------------------------------------------------------



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                          $41,286,380
EXPENSES:
Investment Advisory fees (Note 2A)                   $1,331,983
Administrative fees (Note 2B)                           443,994
Custody and fund accounting fees                        200,205
Audit fees                                               19,200
Trustees' fees                                           12,721
Legal fees                                                9,710
Miscellaneous                                            31,445
--------------------------------------------------------------------------------
    Total expenses                                    2,049,258
Less aggregate amounts waived by Investment Adviser
 and Administrator (Notes 2A and 2B)                 (1,161,259)
Less fees paid indirectly (Note 1D)                        (107)
--------------------------------------------------------------------------------
    Net expenses                                                         887,892
--------------------------------------------------------------------------------
Net investment income                                                $40,398,488
--------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED AUGUST 31,
                                                                         ----------------------
                                                                         1999              1998
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $   40,398,488      $  44,213,443
----------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         3,426,724,559      1,935,301,975
Value of withdrawals                                               (3,190,341,131)    (1,975,581,019)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions       236,383,428        (40,279,044)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                            276,781,916          3,934,399
----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   911,844,595        907,910,196
----------------------------------------------------------------------------------------------------
End of period                                                      $1,188,626,511      $ 911,844,595
----------------------------------------------------------------------------------------------------


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                      YEAR ENDED AUGUST 31
                                     --------------------------------------------------------

                                     1999         1998        1997        1996         1995
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                  $1,188,627    $911,845    $907,910    $767,804     $832,258
Ratio of expenses to
 average net assets                    0.10%       0.10%       0.10%       0.10%        0.10%
Ratio of net investment income
 to average net assets                 4.55%       5.14%       5.15%       5.20%        5.36%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.23%       0.23%       0.24%       0.25%        0.25%
Net investment income to
 average net assets                    4.42%       5.01%       5.01%       5.05%        5.21%
---------------------------------------------------------------------------------------------


See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,331,983 of which $717,265 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $443,994, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $6,789,307,983 and $6,546,755,122, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $2,305. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                    THE CITIFUNDS FAMILY

                    LARGE CAP STOCKS
                  o CitiFunds Growth & Income Portfolio
                  o CitiFunds Large Cap Growth Portfolio

                    SMALL CAP STOCKS
                  o CitiFunds Small Cap Value Portfolio
                  o CitiFunds Small Cap Growth Portfolio

                    INTERNATIONAL STOCKS
                  o CitiFunds International Growth & Income Portfolio
                  o CitiFunds International Growth Portfolio

                    GROWTH WITH INCOME
                  o CitiFunds Balanced Portfolio

                    BONDS
                  o CitiFunds Short-Term U.S. Government Income Portfolio
                  o CitiFunds Intermediate Income Portfolio
                  o CitiFunds National Tax Free Income Portfolio
                  o CitiFunds California Tax Free Income Portfolio
                  o CitiFunds New York Tax Free Income Portfolio

                    MONEY MARKETS
                  o CitiFunds Cash Reserves
                  o CitiFunds U.S. Treasury Reserves
                  o CitiFunds Tax Free Reserves
                  o CitiFunds California Tax Free Reserves
                  o CitiFunds Connecticut Tax Free Reserves
                  o CitiFunds New York Tax Free Reserves

                    PREMIUM MONEY MARKETS
                  o CitiFunds Premium Liquid Reserves
                  o CitiFunds Premium U.S. Treasury Reserves

                    INSTITUTIONAL MONEY MARKETS
                  o CitiFunds Institutional Liquid Reserves
                  o CitiFunds Institutional U.S. Treasury Reserves
                  o CitiFunds Institutional Tax Free Reserves
                  o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional U.S. Treasury Reserves.

Ask for a prospectus (except for CitiFunds Institutional U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.



(C)1999 Citicorp     [GRAPHIC OMITTED] Printed on recycled paper  CFA/INS.US/899

                                                 ANNUAL REPORT o AUGUST 31, 1999
      CITIFUNDS(sm)
-------------------


        Institutional
        Tax Free Reserves




MONEY MARKETS







--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                      1
-----------------------------------------------------------------
Portfolio Environment and Outlook                               2
-----------------------------------------------------------------
Fund Facts                                                      3
-----------------------------------------------------------------
Fund Performance                                                4
-----------------------------------------------------------------

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                             5
-----------------------------------------------------------------
Statement of Operations                                         6
-----------------------------------------------------------------
Statement of Changes in Net Assets                              7
-----------------------------------------------------------------
Financial Highlights                                            8
-----------------------------------------------------------------
Notes to Financial Statements                                   9
-----------------------------------------------------------------
Independent Auditors' Report                                   11
-----------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                       12
-----------------------------------------------------------------
Statement of Assets and Liabilities                            20
-----------------------------------------------------------------
Statement of Operations                                        20
-----------------------------------------------------------------
Statement of Changes in Net Assets                             21
-----------------------------------------------------------------
Financial Highlights                                           21
-----------------------------------------------------------------
Notes to Financial Statements                                  22
-----------------------------------------------------------------
Independent Auditors' Report                                   24
-----------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm Institutional Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

   This annual report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFundssm Institutional Tax Free Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, spread to Russia and threatened Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, TAX-EXEMPT MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. However, tax-exempt money market yields tended to rise less than yields of taxable money market instruments, primarily because of different supply-and-demand influences in the two markets. While issuance from corporations in the taxable market remained robust, there was a relative shortage of tax-exempt instruments. The strong economy had enabled many states and municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. Yet, demand for tax-exempt money market instruments remained high from individuals and institutions seeking to minimize their tax liabilities. The combination of low supply and strong demand helped constrain the rise of tax-exempt yields relative to taxable yields.

   The relative shortage of municipal notes made it more difficult for the Fund's managers to find high-yielding opportunities in high quality, highly liquid instruments. The Fund's management team found such opportunities primarily in Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks. During the first seven months of 1999, VRDNs comprised roughly 70% of total portfolio assets. However, toward the end of the reporting period, even VRDNs were in relatively short supply because of decreased issuance. In fact, despite higher interest rates, the yields of VRDNs with daily or weekly maturities were modestly lower at the end of the reporting period than they were at the beginning.

   By focusing primarily on VRDNs, the Fund's managers were able to gradually reduce its weighted average maturity to as low as 35 days. In a rising interest rate environment, this maturity stance enabled the investment team to have funds available for higher yielding instruments as they became available. The managers also strategically managed the portfolio's average duration in response to short-term technical influences, such as temporary changes in supply and demand.

   LOOKING FORWARD, THE INVESTMENT TEAM BELIEVES THAT THE FED'S SHIFT TO HIGHER INTEREST RATES SHOULD HELP EASE INVESTORS' CONCERNS REGARDING THE POSSIBILITY OF AN OVERHEATED ECONOMY AND RISING INFLATION. Accordingly, the fund's managers are monitoring market conditions carefully to identify opportunities to take advantage of interest-rate changes.



FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity

INVESTMENT ADVISER,              DIVIDENDS
TAX FREE RESERVES PORTFOLIO      Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS       CAPITAL GAINS
May 21, 1997                     Distributed annually, if any

NET ASSETS AS OF 8/31/99         BENCHMARKS**
$165.7 million                   o Lipper Institutional Tax Exempt
                                   Money Market Funds Average
                                 o IBC Financial Data Institutional Tax
                                   Free Money Market Funds
                                   Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax advisor.

** The Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
   (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                      SINCE
                                                             ONE   MAY 21, 1997
ALL PERIODS ENDED AUGUST 31, 1999                           YEAR     INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Institutional Tax Free Reserves                   3.07%      3.32%
Lipper Institutional Tax Exempt Money Market Funds Average  2.90%      3.13%+

 * Average Annual Total Return
 + From 5/31/97

7-DAY YIELDS
Annualized Current    3.06%
Effective             3.10%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999 the Fund paid $0.03026 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 12.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).


COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL TAX FREE RESERVES VS. IBC FINANCIAL DATA INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Financial Data Money Fund ReportTM, for the one year period.

[This table represents chart in the printed piece]

8/25/98     3.24     3.07
            3.25     3.09
            2.97     2.88
            3.16     3.02
            3.49     3.34
            3.62     3.49
            3.46     3.28
10/13/98    3.23     3.05
            3.21     3.04
            3.13     2.95
            3.08     2.94
            3.01     2.84
            3.09     2.94
            3.2      3.02
            3.13     2.96
12/8/98     2.86     2.66
            3.02     2.84
            3.2      3.02
            3.38     3.25
            3.55     3.46
            3.01     2.81
            2.91     2.72
1/26/99     2.87     2.66
            2.8      2.59
            2.48     2.21
            2.46     2.22
            2.7      2.59
            2.84     2.67
            2.72     2.56
            2.86     2.71
3/23/99     2.91     2.75
            2.89     2.72
            2.84     2.69
            2.72     2.51
            2.89     2.77
            3.12     3.02
            3.31     3.29
            3.27     3.19
5/18/99     3.17     3.1
            3.08     2.98
            3.01     2.93
            2.89     2.75
            2.96     2.81
            3.07     2.93
            3.22     3.18
7/6/99      3.14     3.02
            2.79     2.55
            2.84     2.66
            2.95     2.79
            2.96     2.81
            2.87     2.7
            2.96     2.863
            3.01     2.84
8/31/99     3.05     2.88


Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999

---------------------------------------------------------------------------------------
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)               $166,081,221
---------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                               274,648
Accrued expenses and other liabilities                                           81,055
---------------------------------------------------------------------------------------
  Total liabilities                                                             355,703
---------------------------------------------------------------------------------------
NET ASSETS for 165,717,088 shares of beneficial interest outstanding       $165,725,518
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                            $165,717,088
Accumulated net realized gain                                                     8,430
---------------------------------------------------------------------------------------
    Total                                                                  $165,725,518
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                   $1.00
---------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                    $6,962,627
Allocated expenses from Tax Free Reserves Portfolio          (319,754)
--------------------------------------------------------------------------------
                                                                      $6,642,873
EXPENSES:
Administrative fees (Note 3A)                                 745,566
Shareholder Servicing Agents' fees (Note 3B)                  213,019
Distribution fees (Note 4)                                    213,019
Legal fees                                                     21,108
Custody and fund accounting fees                               16,582
Shareholder reports                                            13,359
Audit fees                                                     11,300
Transfer agent fees                                            10,000
Trustees' fees                                                  7,994
Miscellaneous                                                   3,213
--------------------------------------------------------------------------------
  Total expenses                                            1,255,160
Less aggregate amounts waived by Administrator, Shareholder
  Servicing Agents, and Distributor (Notes 3A, 3B and 4    (1,042,916)
--------------------------------------------------------------------------------
  Net expenses                                           212,244
--------------------------------------------------------------------------------
Net investment income                                                  6,430,629
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO          5,181
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $6,435,810
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                               YEAR ENDED AUGUST 31,
                                                          ------------------------------
                                                                1999             1998
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                     $   6,430,629    $   3,544,863
Net realized gain on investments                                  5,181            3,249
----------------------------------------------------------------------------------------
Net increase in net assets from operations                    6,435,810        3,548,112
----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (6,430,629)      (3,544,863)
----------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                849,251,536      426,509,070
Net asset value of shares issued to shareholders
  from reinvestment of dividends                              1,824,220        1,493,140
Cost of shares repurchased                                 (892,666,594)    (280,741,925)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                          (41,590,838)     147,260,285
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (41,585,657)     147,263,534
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                         207,311,175       60,047,641
----------------------------------------------------------------------------------------
End of period                                             $ 165,725,518    $ 207,311,175
----------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                                MAY 21, 1997
                                                                                (COMMENCEMENT
                                                        YEAR ENDED AUGUST 31,  OF OPERATIONS) TO
                                                        --------------------      AUGUST 31
                                                          1999         1998          1997
-----------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                    $1.00000     $1.00000       $1.00000
Net investment income                                    0.03026      0.03440        0.00984
Less dividends from net investment income               (0.03026)    (0.03440)      (0.00984)
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $1.00000     $1.00000       $1.00000
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $165,726     $207,311        $60,048
Ratio of expenses to average net assets+                   0.25%        0.25%          0.25%*
Ratio of net investment income to average net assets+      3.02%        3.43%          3.47%*
Total return                                               3.07%        3.49%          0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                         $0.02395     $0.02718       $0.00729
RATIOS:
Expenses to average net assets+                            0.88%        0.97%          1.15%*
Net investment income to average net assets+               2.39%        2.71%          2.57%*
-----------------------------------------------------------------------------------------------

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 25.3% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.25%.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $745,566, of which $616,878 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $213,019 all of which was voluntarily waived for the year ended August 31, 1999.

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $213,019, all of which was voluntarily waived for the year ended August 31, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,452,432,729 and $1,500,724,722, respectively, for the year ended August 31, 1999.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds Institutional Tax Free Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for the years ended August 31, 1999 and 1998, and for the period from May 21, 1997 (commencement of operations) to August 31, 1997. The financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Tax Free Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                                          PRINCIPAL
                                           AMOUNT
ISSUER                                (000'S OMITTED)  VALUE
-------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--7.5%
-------------------------------------------------------------
Dallas Texas, Water & Sewer
  System Revenue, 3.35%
  due 10/07/99                          $ 9,813   $ 9,813,000
Houston, Texas,
  3.30% due 9/07/99                       5,000     5,000,000
Intermountain Power
  Agency Revenue,
  3.35% due 10/13/99                      5,000     5,000,000
Massachusetts Health &
  Education, Harvard,
  3.25% due 9/14/99                      10,000    10,000,000
Phenix City, Alabama,
  Environmental Revenue,
  AMT 3.30%
  due 10/13/99                            2,000     2,000,000
Phenix City, Alabama,
  Environmental Revenue,
  AMT 3.55%
  due 2/09/00                             7,000     7,000,000
Sullivan Pollution Control
  Revenue, Indiana, 3.20%
  due 9/08/99                             5,000     5,000,000
Sunshine State, Florida,
  3.40% due 2/11/00                       4,000     4,000,000
Venango, Pennsylvania,
  Industrial Development
  Authority Revenue, AMT
  3.30% due 10/19/99                      1,300     1,300,000
                                                 ------------
                                                   49,113,000
                                                 ------------

GENERAL OBLIGATION BONDS
AND NOTES--2.8%
-------------------------------------------------------------
Connecticut State,
  3.09% due 8/01/12                       1,800     1,800,000
Connecticut State,
  3.05% due 5/15/14                       5,500     5,500,000
Delaware State,
  6.13% due 4/01/00                       1,465     1,490,535
Hilton Head,
  3.60% due 2/17/00                       6,000     6,008,043
Minnesota State,
  5.60% due 10/01/99                      1,260     1,262,218
Ohio State,
  4.50% due 5/15/00                       1,000     1,008,894
Pennsylvania State,
  6.875% due 11/01/99                       490       500,336
Wisconsin State,
  5.00% due 5/01/00                         250       252,668
Wisconsin State,
  5.75% due 5/01/00                         600       609,417
                                                 ------------
                                                   18,432,111
                                                 ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)--19.4%
-------------------------------------------------------------
Abilene Texas,
  6.40% due 2/15/00                     $   300   $   304,093
Aiken County, South
  Carolina, School District,
  5.00% due 4/01/00                       1,900     1,919,387
Anderson County, South
  Carolina, School District,
  6.00% due 5/01/00                         355       361,206
Arizona Educational Loan
  Marketing, 6.90%
  due 3/01/00                               500       508,270
Austin Texas,
  7.00% due 9/01/99                       1,880     1,880,000
Austin Texas, Utility System
  Revenue, 10.75%
  due 5/15/00                             2,250     2,366,380
Boston Massachusetts,
  5.25% due 10/01/99                      2,000     2,002,796
Boston Massachusetts,
  Water & Sewer Revenue,
  4.50% due 11/01/99                      2,840     2,846,959
Camden County, Georgia,
  School District, 4.75%
  due 4/01/00                             1,000     1,008,624
Charlotte, North Carolina,
  4.90% due 6/01/00                         975       986,741
Chicago, Illinois,
  3.05% due 10/31/99                      4,000     4,000,000
Chicago, Illinois,
  Metropolitan Water
  Reclamation District,
  4.70% due 12/01/99                      3,000     3,012,042
Claremont County, Ohio,
  Hospital Facilities
  Revenue,
  4.70% due 9/01/99                       1,200     1,200,000
Clark County, California,
  School District, 4.25%
  due 9/01/99                               750       750,000
Clark County, Kentucky,
  Pollution Control
  Revenue, 3.10%
  due 10/15/99                            2,200     2,200,000
Clark County, Nevada,
  5.80% due 10/01/99                      1,000     1,002,045
Clark County, Nevada,
  ARPT Revenue, 3.40%
  due 7/01/28                             1,445     1,445,000
Clark County, Nevada,
  School District, 5.50%
  due 6/15/00                             2,000     2,035,320

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                                       PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)    VALUE
---------------------------------------------------------------
Collin County, Texas, 4.15%
  due 3/01/00                           $    2,725   $2,737,538
Harris County, Texas, Flood
  Control District, 7.125%
  due 10/01/99                               1,190    1,193,943
Hockley County, Texas
  Industrial Development Corp., 3.15%
  due 11/01/99                               9,000    9,000,000
Honolulu, Hawaii, City &
  County, 4.60%
  due 10/01/99                               2,200    2,202,112
Illinois State, Sales Tax
  Revenue, 5.75%
  due 6/15/00                                  125      127,196
Iowa State, School
  Cash Anticipation Program,
  3.50% due 1/28/00                          3,000    3,004,203
Irving, Texas,
  5.00% due 9/15/99                          1,100    1,100,824
Jacksonville, Florida,
  Electrical Authority
  Revenue, 4.40%
  due 10/01/99                               1,200    1,201,184
Jefferson County, Kentucky,
  Capital Projections, 5.40%
  due 4/01/00                                  670      677,973
Jefferson Parish, Louisiana,
  Home Mortgage
  Authority Revenue,
  3.65% due 6/01/00                          2,000    2,000,000
Kentucky State Turnpike
  Authority Economical
  Development, 7.25%
  due 5/15/00                                  145      150,994
King County, Water, 5.00%
  due 12/01/99                                 850      853,511
Knoxville Tennesee, 5.00%
  due 5/01/00                                1,000    1,011,331
Lancaster Pennsylvania,
  School District, 4.00%
  due 5/15/00                                1,300    1,305,949
Louisiana State,Offshore,
  3.25%
  due 9/01/08                                2,100    2,100,000
Madison Wisconsin, 4.00%
  due 5/01/00                                2,050    2,059,930
McHenry County, Illinois,
  Public Common
  Revenue, 4.00%
  due 12/01/99                               1,450    1,451,193
Mercer County, North
  Dakota, Solid Waste
  Disposal Authority, AMT,
  3.25% due 12/01/99                        $3,500   $3,500,000
Metro Washington D.C.,
  Authority Revenue,
  5.80% due 10/01/99                         2,000    2,004,190
Michigan State, Building
  Authority Revenue,
  4.00% due 10/01/99                         1,240    1,240,645
Michigan State, Building
  Authority Revenue,
  4.25% due 10/15/99                         1,265    1,266,551
Monroe Wisconsin School
  District, 3.55%
  due 12/10/99                               2,500    2,501,213
Montgomery County,
  Pennsylvania, 6.80%
  due 11/01/99                               1,660    1,703,071
Montgomery County,
  Pennsylvania, Education &
  Health, 7.50%
  due 11/01/99                               3,465    3,490,373
Murray County, Utah,
  Hospital Revenue,
  4.50% due 5/15/00                            500      503,936
New Orleans, Louisiana,
  Single Family Mortgage,
  AMT, 3.15%
  due 12/01/99                               3,500    3,500,000
North Carolina State,
  4.50% due 4/01/00                          3,000    3,024,905
Northumberland County,
  Pennsylvania, 6.30%
  due 10/15/99                                 500      501,657
Ohio State Building
  Authority, 5.00%
  due 10/01/99                               2,520    2,523,330
Oklahoma State Water
  Resource Board State
  Loan Revenue, 2.95%
  due 9/01/99                                3,630    3,630,000
Oklahoma State Water
  Resource Board State
  Loan Revenue, 3.60%
  due 3/01/00                                1,360    1,360,000
Oregon State, Housing &
  Community Services
  Development, AMT
  3.20% due 4/13/00                          2,810    2,810,000
Pennsylvania State,
  Turnpike Revenue, 7.50%
  due 12/01/99                               1,700    1,752,603
Portland Maine,
  3.40% due 9/01/99                          1,515    1,515,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999

                                   PRINCIPAL
                                     AMOUNT
ISSUER                           (000'S OMITTED)    VALUE
-----------------------------------------------------------
Port Houston, Texas,
  5.375% due 10/01/99                $   680   $    681,241
Rhode Island State, Health
  and Educational
  Revenue, 8.38% due
  4/01/00                              1,000      1,048,948
Rhode Island State, Health
  and Educational
  Revenue, 3.00%
  due 12/01/29                         1,000      1,000,000
Richmond County, Georgia,
  Board of Education,
  4.00% due 9/01/99                    1,750      1,750,000
San Antonio, Texas, Water
  Revenue, 5.90%
  due 5/15/00                          1,300      1,323,143
Spokane, Washington, 3.50%
  due 1/31/00                          2,000      2,004,059
Stevens Point, Wisconsin,
  3.50% due 5/01/00                      300        300,387
Tennesee State, School
  Board Authority, 5.00%
  due 5/01/00                          1,000      1,011,658
Texas State, 5.125%
  due 10/01/99                           100        100,158
Texas State, 7.75%
  due 10/01/99                           500        501,700
Texas State, 9.00%
  due 10/01/99                           500        502,179
Tulsa County, Oklahoma,
  Criminal Justice,
  4.50% due 9/01/99                    2,900      2,900,000
Tulsa County, Oklahoma,
  Public School District,
  4.50% due 2/01/00                    1,375      1,382,247
Utah Water Finance Agency
  Revenue, 4.40%
  due 10/01/99                         1,000      1,000,718
Vermont Housing Finance
  Agency, AMT 3.15%
  due 4/28/00                          4,255      4,255,000
Virginia State, Housing
  Development Authority,
  6.00% due 7/01/00                    3,000      3,054,553
Washington State, 6.10%
  due 6/01/00                            750        765,561
Wyoming Student Loan
  Corp. Revenue, 6.25%
  due 12/01/99                         5,000      5,036,476
                                              -------------
                                                127,452,246
                                              -------------

REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES--4.2%
-----------------------------------------------------------
Anchorage, Alaska, TAN's,
  3.75% due 1/04/00                  $ 5,000    $ 5,013,290
Canton, Massachusetts,
  BAN's, 3.90%
  due 9/17/99                          4,925      4,926,083
Texas State, TRAN's, 4.50%
  due 8/31/00                         10,500     10,580,955
West Jordan, Utah State,
  TRAN's, 4.00%
  due 6/30/00                          7,350      7,385,267
                                              -------------
                                                 27,905,595
                                              -------------
VARIABLE RATE DEMAND NOTES*--67.2%
-----------------------------------------------------------
ABN-Amro Munitops
  Certificates Trust,
  due 4/05/06                          5,000      5,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                          2,000      2,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                         2,000      2,000,000
Alaska State, Housing
  Finance Corp.,
  due 6/01/26                          3,000      3,000,000
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                          1,300      1,300,000
Allegheny County,
  Pennsylvania, Industrial
  Development Authority
  Revenue,
  due 7/01/27                          1,100      1,100,000
Arapahoe County,
  Colorado, Revenue
  Authority,
  due 7/01/07                          1,775      1,775,000
Ascension, Louisiana,
  Revenue, AMT
  due 12/01/27                         2,000      2,000,000
Ashe County, North
  Carolina, Industrial
  Facilities and Pollution,
  due 7/01/10                          2,100      2,100,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT, due 12/01/16                    3,100      3,100,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                                   PRINCIPAL
                                     AMOUNT
ISSUER                           (000'S OMITTED)    VALUE
------------------------------------------------------------
Beaver County, Pennsylvania,
  Pollution Control
  Revenue,
  due 12/01/20                       $1,500      $ 1,500,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26                         1,900       1,900,000
Brooks County, Georgia,
  Development Authority
  Revenue,
  due 3/01/18                         2,000       2,000,000
Burke County, Georgia,
  Development Authority
  Pollution Control,
  due 7/01/24                         1,200       1,200,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                         1,650       1,650,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue,
  due 4/01/07                         2,000       2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                         2,000       2,000,000
Cherokee County, South
  Carolina, Industrial
  Revenue, AMT,
  due 8/01/19                           200         200,000
Chester County,
  Pennsylvania, Health &
  Educational Facilities,
  due 5/15/22                           415         415,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                         1,400       1,400,000
Chicago, Illinois, O'Hare
  International Airport
  Revenue,
  due 7/01/10                           500         500,000
Clark County, Nevada,
  Industrial Development
  Revenue, AMT
  due 10/01/30                        2,700       2,700,000
Clarksville, Arizona,
  Industrial Development
  Revenue, AMT
  due 8/01/13                         2,025       2,025,000
Clarksville, Tennessee, Public
  Building Authority,
  due 10/01/25                          765         765,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/15                    $    1,255     $ 1,255,000
Clipper Tax Exempt
  Trust, AMT,
  due 3/01/16                         7,320       7,320,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                         5,000       5,000,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                          850         850,000
Connecticut State, Health &
  Educational Facilities,
  due 7/01/27                         1,500       1,500,000
Davidson County, North
  Carolina, Industrial
  Facilities, due 7/01/20             2,140       2,140,000
De Kalb County, Georgia,
  Industrial Development
  Revenue, due 8/01/01                1,500       1,500,000
De Kalb County, Georgia,
  Industrial Development
  Revenue, due 2/01/18                1,100       1,100,000
De Kalb County, Georgia,
  Multi-family Housing
  Revenue, due 6/15/2                52,700       2,700,000
Director of State of
  Nevada, Department of
  Business,  AMT,
  due 8/01/20                           865         865,000
District of Columbia,
  Revenue, due 10/01/15                 500         500,000
East Baton Rouge,
  Louisiana, Pollution
  Control Revenue,
  due 6/01/11                         1,400       1,400,000
Eloy, Arizona, Industrial
  Development Authority
  Revenue, AMT,
  due 8/01/20                         1,000       1,000,000
Emmaus, Pennsylvania,
  General Authority
  Revenue, due 3/01/24               18,300      18,300,000
Facilities Municipal Trust,
  due 12/15/14                        1,000       1,000,000
Farmington, New Mexico,
  Pollution Control
  Revenue, due 12/01/16               6,200       6,200,000
Farmington, New Mexico,
  Pollution Control
  Revenue, due 5/01/24                  900         900,000
Fayetteville, Arkansas,
  Industrial Development,
  AMT, due 12/01/04                   1,100       1,100,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999

                                   PRINCIPAL
                                     AMOUNT
ISSUER                           (000'S OMITTED)    VALUE
-------------------------------------------------------------
Floyd County, Georgia,
  Development Authority,
  due 3/01/24                        $$2,000   $   $2,000,000
Floyd County, Georgia,
  Development Authority,
  due 9/01/26                          1,080        1,080,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, due 1/01/07                 2,000        2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue, due 2/01/18                 2,000        2,000,000
Fulton County, Georgia,
  Industrial Development
  Authority, AMT,
  due 6/01/27                          3,900        3,900,000
Georgia Local Government
  Trust Certificates Partner-
  ships, due 6/01/28                   3,000        3,000,000
Gila County, Arizona,
  Industrial Development
  Authority,
  due 11/01/25                         1,725        1,725,000
Glasgow, Kentucky, Industrial
  Building Revenue, AMT,
  due 5/01/14                          3,345        3,345,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                          1,000        1,000,000
Grapevine, Texas, Industrial
  Development Authority
  Revenue,
  due 12/01/24                         1,100        1,100,000
Greenville, Wisconsin
  Industrial Development
  Revenue, AMT,
  due 9/01/13                          1,640        1,640,000
Gulf Breeze, Florida,
  Revenue,
  due 3/31/21                          1,485        1,485,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                 1,500        1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                   465          465,000
Harris County, Texas,
  due 8/01/15                          7,800        7,800,000
Harris County, Texas,
  Health Facilities
  Development,
  due 2/15/27                            900          900,000
Hawkins County, Tennessee,
  Industrial Development
  Board, due 10/01/27                $$1,450   $   $1,450,000
Hays, Texas, Mental Health
  Development Facilities,
  due 11/15/14                         2,000        2,000,000
Heard County, Georgia,
  Pollution Development
  Revenue, due 9/01/26                 1,800        1,800,000
Heber City, Utah, Industrial
  Development Revenue,
  AMT, due 7/01/33                     3,650        3,650,000
Henderson, Nevada, Health
  Care Facilities Revenue,
  due 7/01/20                            700          700,000
Henrico County, Virginia,
  Industrial Development
  Authority, due 8/01/23                 180          180,000
Illinois Educational Facilities
  Authority Revenue,
  due 12/01/25                           700          700,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/04                          7,000        7,000,000
Illinois Health Facilities
  Authority Revenue,
  due 11/01/15                         1,800        1,800,000
Illinois Health Facilities
  Authority Revenue,
  due 12/01/15                         3,875        3,875,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/28                          1,800        1,800,000
Jackson County, Mississippi,
  Pollution Control
  Revenue, due 12/01/16                2,800        2,800,000
Jackson County, Mississippi,
  Pollution Control
  Revenue, due 6/01/23                 1,200        1,200,000
Jackson County, Mississippi,
  Industrial Development
  Revenue, due 12/01/15                2,650        2,650,000
Jacksonville, Florida, Health
  Facilities Revenue,
  due 12/01/23                         1,500        1,500,000
Jefferson County, Alabama,
  Sewer Revenue,
  due 2/01/33                          5,000        5,000,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                         2,700        2,700,000
Jefferson Parish, Louisiana,
  Home Mortgage,
  due 12/01/26                         1,690        1,690,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS August 31, 1999

                                        PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)     VALUE
-------------------------------------------------------------------

Kenton County, Kentucky,
  Board Revenue, AMT
  due 3/01/15                          $    1,800       $ 1,800,000
Knox County, Tennessee,
  Health Educational
  Hospital Facilities,
  due 12/01/27                              8,000         8,000,000
Knox County, Tennessee,
  Industrial Development
  Board Revenue, AMT,
  due 10/01/00                              1,000         1,000,000
Lone Star Texas Authority,
  due 12/01/14                                400           400,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                      720           720,000
Louisiana Housing Finance
  Agency Mortgage
  Revenue, AMT,
  due 6/01/27                               2,970         2,970,000
Macon Trust Pooled
  Receipts, due 3/03/07                    26,240        26,240,000
Macon Trust Pooled
  Receipts, AMT
  due 12/05/30                              2,315         2,315,000
Madison, Wisconsin,
  Community
  Development Authority,
  due 6/01/22                               1,085         1,085,000
Maricopa County, Arizona,
  Pollution Control,
  due 5/01/29                                 600           600,000
Marshfield, Wisconsin,
  Industrial Development
  Revenue, due 12/01/14                     2,500         2,500,000
Maryland State,
  due 8/01/12                               2,115         2,115,000
Maryland State,
  Community Development,
  due 4/01/25                               1,930         1,930,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                              2,900         2,900,000
Massachusetts State Health
  and Educational Facilities,
  due 7/01/05                               1,600         1,600,000
Massachusetts State
  Housing Finance
  Authority, due 7/01/19                    8,500         8,500,000
Massachusetts State Water
  Resource Authority,
  due 11/01/26                              8,000         8,000,000
Mecklenburg County, North
  Carolina, Industrial
  Facilities, due 9/01/14              $    2,000       $ 2,000,000
Metropolitan Government,
  Nashville Tennessee,
  Industrial, due 12/01/18                  1,000         1,000,000
Metropolitan Pier & Expo,
  Illinois, due 6/15/21                       570           570,000
Michigan State Hospital
  Finance Authority
  Revenue, due 8/15/15                      3,000         3,000,000
Minneapolis/St. Paul,
  Minnesota,
  due 8/15/25                               1,000         1,000,000
Mississippi Home Corp.,
  Single Family, AMT,
  due 6/01/28                               3,465         3,465,000
Missouri State, Health and
  Educational Facilities
  Revenue, due 7/01/18                      3,700         3,700,000
Missouri State, Housing &
  Development Common
  Mortgage, due 3/01/30                     4,000         4,000,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                               3,000         3,000,000
Morgan County, Utah, Solid
  Waste, due 8/01/31                          500           500,000
Multi-State Municipal
  Securities Trust
  Certificates, due 3/01/01                 9,140         9,140,000
Multi-State Municipal
  Securities Trust
  Certificates,
  due 12/01/03                              8,380         8,380,000
Nash County, North
  Carolina, due 12/01/14                    1,000         1,000,000
New Hampshire High
  Educational & Health,
  due 6/01/23                               1,300         1,300,000
New Hanover County,
  North Carolina,
  due 3/01/14                               2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                               2,250         2,250,000
New Hanover County,
  North Carolina,
  due 3/01/16                               2,250         2,250,000
New Jersey State,
  due 2/15/11                               3,800         3,800,000
New York City Municipal
  Water Finance,
  due 6/15/31                               6,225         6,225,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999

                                        PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)     VALUE
------------------------------------------------------------------

New York City Municipal
  Water Finance Authority,
  due 6/15/24                           $  1,700       $ 1,700,000
New York Pooled Puttable
  Trust, due 10/01/30                        595           595,000
New York Pooled Puttable
  Trust, AMT
  due 12/05/30                                30            30,000
New York State,
  due 8/01/16                              2,700         2,700,000
New York State, Energy
  Development,
  due 12/01/25                             2,400         2,400,000
New York State Thruway
  Authority Revenue,
  due 1/01/27                             10,705        10,705,000
North Carolina Educational
  Facilities, due 9/01/26                    200           200,000
North Carolina Medical
  Care Commonwealth,
  due 11/15/28                             6,000         6,000,000
North Central, Texas, Health
  Facilities Development,
  due 12/01/15                             1,500         1,500,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                             1,700         1,700,000
Oakland California,
  Economic Development
  Revenue, due 8/01/27                       280           280,000
Ohio State, Air Quality
  Development Authority,
  due 5/01/26                              1,755         1,755,000
Orange County, Florida,
  Industrial Development
  Authority, due 1/01/11                     400           400,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                              1,255         1,255,000
Person County, North
  Carolina, Pollution
  Control Authority,
  due 11/01/19                             3,000         3,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                              1,000         1,000,000
Pinal County, Arizona,
  Pollution Control
  Revenue, due 12/01/11                    2,500         2,500,000
Pitney Bowes Credit Corp.
  Leasetops, due 11/13/02                  1,620         1,620,465
Port Arthur, Texas,
  Navigation District,
  due 10/01/24                               300           300,000
Puerto Rico Public Finance
  Corp., due 6/01/12                    $    300       $   300,000
Puerto Rico Commonwealth,
  due 7/01/20                              1,200         1,200,000
Red Bay, Alabama, Industrial
  Development Board
  Revenue, due 11/01/10                    3,400         3,400,000
Rhode Island State Industrial
  Facilities Corp.,
  due 5/01/05                              1,500         1,500,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                              3,300         3,300,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                             3,710         3,710,000
Richmond Virginia,
  Development & Housing
  Authority, due 11/01/29                  4,900         4,900,000
Roswell, Georgia, Multi-family
  Housing Authority,
  due 8/01/27                              2,500         2,500,000
Rutherford County,
  Tennessee, Industrial
  Development, AMT,
  due 12/01/03                             1,500         1,500,000
Saint Charles, Parish,
  Louisiana, Pollution
  Control Revenue,
  due 3/01/24                              5,200         5,200,000
San Antonio, Texas, Electrical
  Gas Revenue,
  due 2/01/19                             12,000        12,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                600           600,000
Seattle, Washington,
  Municipal Lighting and
  Power Revenue,
  due 11/01/18                               900           900,000
Southeastern Oklahoma
  Industrial Development
  Authority, due 6/01/16                   3,400         3,400,000
Sumner County, Tennessee,
  Health Educational
  Revenue, due 6/01/29                    10,000        10,000,000
Syracuse Industrial
  Economic Development
  Revenue, due 12/01/05                      680           680,000
Tarrant County, Texas,
  Health Facilities
  Development,
  due 11/15/26                               960           960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS August 31, 1999

                                       PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)     VALUE
------------------------------------------------------------------
Texas State,
  due 10/01/08                         $ 4,950     $   4,950,000
Texas State, Department
  of Housing and Community,
  due 3/01/17                            1,995         1,995,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                            1,025         1,025,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                      1,000         1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                      1,000         1,000,000
Traill County, North Dakota,
  Solid Waste, due 3/01/18               5,750         5,750,000
Uinta County, Wyoming,
  Pollution Control
  Revenue, due 12/01/22                  1,500         1,500,000
Uinta County, Wyoming,
  Pollution Control
  Revenue, due 8/15/20                   1,400         1,400,000
Utah State Board of
  Regents, due 11/01/25                    900           900,000
Valdez, Arkansas, Marine
  Term Revenue,
  due 8/01/25                            4,000         4,000,000
Valley, California, Health &
  Hospital System Revenue,
  due 5/15/25                            3,300         3,300,000
Vermont Industrial
  Development Authority
  Revenue, AMT,
  due 12/01/11                             800           800,000
Volisia County, Florida,
  Health Facilities Authority,
  due 11/01/15                           1,000         1,000,000
Walton County, Georgia,
  Industrial Building
  Authority, due 10/01/00                1,050         1,050,000
Walton County, Georgia,
  Industrial Building
  Authority, due 10/01/02                1,080         1,080,000
Walton County, Georgia,
  Industrial Building
  Authority, due 10/01/17                  700           700,000
Washington State
  Multi-family Mortgage
  Revenue, due 7/01/25                   1,425         1,425,000
Washington State Health
  Care Facilities Revenue,
  due 1/01/23                              200           200,000
Washington State Public
  Power Supply,
  due 7/01/17                          $ 1,000     $   1,000,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                           2,400         2,400,000
Wisconsin State Health &
  Educational Facility,
  due 8/15/17                            2,100         2,100,000
                                                     -----------
                                                     441,465,465
                                                     -----------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                      101.1%      664,368,417
OTHER ASSETS,
  LESS LIABILITIES                        (1.1)       (7,248,098)
                                         -----       -----------
NET ASSETS                               100.0%    $ 657,120,319
                                         =====     =============

AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)          $664,368,417
Cash                                                              53,884
Interest receivable                                            4,779,961
------------------------------------------------------------------------
   Total assets                                              669,202,262
------------------------------------------------------------------------
LIABILITIES:
Payable for investments  purchased                            11,940,955
Payable to affiliate - Investment advisory fees (Note 2A)         72,123
Accrued expenses and other liabilities                            68,865
------------------------------------------------------------------------
   Total liabilities                                          12,081,943
------------------------------------------------------------------------
NET ASSETS                                                  $657,120,319
------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                    $657,120,319
------------------------------------------------------------------------



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

--------------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                                 $23,864,214
--------------------------------------------------------------------------------------
EXPENSES
Investment Advisory fees (Note 2A)                          $1,461,892
Administrative fees (Note 2B)                                  365,473
Custody and fund accounting fees                               206,804
Legal fees                                                      30,556
Audit fees                                                      20,500
Trustees' fees                                                  13,991
Miscellaneous                                                   11,664
--------------------------------------------------------------------------------------
Total expenses                                               2,110,880
Less aggregate amounts waived by Investment Adviser and
  Administrator  (Notes 2A and 2B)                          (1,002,903)
Less fees paid indirectly (Note 1D)                            (12,038)
--------------------------------------------------------------------------------------
Net expenses                                                                 1,095,939
--------------------------------------------------------------------------------------
Net investment income                                                       22,768,275
NET REALIZED GAIN ON INVESTMENTS                                                16,677
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $22,784,952
--------------------------------------------------------------------------------------


See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED AUGUST 31,
                                                                   ---------------------------------
                                                                          1999              1998
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $    22,768,275    $    20,567,400
Net realized gain on investments                                           16,677             17,001
----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                 22,784,952         20,584,401
----------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         3,367,197,193      1,069,295,431
Value of withdrawals                                               (3,456,720,231)      (849,651,201)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions       (89,523,038)       219,644,230
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                 (66,738,086)       240,228,631
----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   723,858,405        483,629,774
----------------------------------------------------------------------------------------------------
End of period                                                     $   657,120,319    $   723,858,405
----------------------------------------------------------------------------------------------------


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     1999        1998       1997       1996      1995
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
(000's omitted)                    $657,120   $723,858   $483,630   $372,171   $394,222
Ratio of expenses to
average net assets                    0.15%      0.15%      0.19%      0.30%      0.32%
Ratio of net investment income
to average net assets                 3.11%      3.53%      3.46%      3.31%      3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets        0.29%      0.29%      0.31%      0.32%      0.32%
Net investment income to average
net assets                            2.98%      3.39%      3.35%      3.29%      3.55%
---------------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,461,892, of which $637,430 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $365,473, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,623,416,618 and $2,678,252,942, respectively, for the year ended August 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999, for federal income tax purposes, amounted to $664,368,417.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $1,942. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
           o CitiFunds Growth & Income Portfolio
           o CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
           o CitiFunds Small Cap Value Portfolio
           o CitiFunds Small Cap Growth Portfolio

             INTERNATIONAL STOCKS
           o CitiFunds International Growth & Income Portfolio
           o CitiFunds International Growth Portfolio

             GROWTH WITH INCOME
           o CitiFunds Balanced Portfolio

             BONDS
           o CitiFunds Short-Term U.S. Government Income Portfolio
           o CitiFunds Intermediate Income Portfolio
           o CitiFunds National Tax Free Income Portfolio
           o CitiFunds California Tax Free Income Portfolio
           o CitiFunds New York Tax Free Income Portfolio

             MONEY MARKETS
           o CitiFunds Cash Reserves
           o CitiFunds U.S. Treasury Reserves
           o CitiFunds Tax Free Reserves
           o CitiFunds California Tax Free Reserves
           o CitiFunds Connecticut Tax Free Reserves
           o CitiFunds New York Tax Free Reserves

             PREMIUM MONEY MARKETS
           o CitiFunds Premium Liquid Reserves
           o CitiFunds Premium US Treasury Reserves

             INSTITUTIONAL MONEY MARKETS
           o CitiFunds Institutional Liquid Reserves
           o CitiFunds Institutional U.S. Treasury Reserves
           o CitiFunds Institutional Tax Free Reserves
           o CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Tax Free Reserves.

Ask for a prospectus (except for CitiFunds Institutional Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.



(C)1999 Citicorp    [GRAPHIC OMITTED] Printed on recycled paper  CFSA/INS TF/899

                                                 ANNUAL REPORT o AUGUST 31, 1999
      CITIFUNDS(sm)
-------------------

        Institutional
        Cash Reserves





MONEY MARKETS




--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                      1
-----------------------------------------------------------------
Portfolio Environment and Outlook                               2
-----------------------------------------------------------------
Fund Facts                                                      3
-----------------------------------------------------------------
Fund Performance                                                4
-----------------------------------------------------------------
Portfolio of Investments                                        5
-----------------------------------------------------------------
Statement of Assets and Liabilities                             6
-----------------------------------------------------------------
Statement of Operations                                         6
-----------------------------------------------------------------
Statement of Changes in Net Assets                              7
-----------------------------------------------------------------
Financial Highlights                                            7
-----------------------------------------------------------------
Notes to Financial Statements                                   8
-----------------------------------------------------------------
Independent Auditors' Report                                   11
-----------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Institutional Cash Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period that coincides with CitiFundsSM Institutional Cash Reserves, fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. Japan's economy began to improve, conditions in Latin America remained relatively stable and Europe's economies rebounded more strongly than previously expected. In fact, the U.S. economy was also stronger than most analysts expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust economic growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. In addition, the differences in yields (also known as "spreads") widened among securities with different maturities. This was due primarily to aggressive funding strategies adopted by many corporations in anticipation of year-end concerns over potential Y2K problems. Many corporations have decided to raise capital now, rather than wait until November or December when investors' concerns over possible computer related problems might constrain liquidity in the markets.

   The Fund's management team maintained a conservative investment approach that characterizes the management of this Fund. Within those parameters, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This strategy included an weighted average maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available.

   LATER IN THE REPORTING PERIOD, THE FUND'S MANAGERS ATTEMPTED TO TAKE ADVANTAGE OF HIGHER YIELDS AND WIDER SPREADS BY INVESTING IN HIGHLY RATED MONEY MARKET INSTRUMENTS WITH LONGER MATURITIES. The management team found especially attractive income opportunities in bank obligations, commercial paper backed by credit card receivables and short-term debt instruments issued by industrial companies and insurance companies. At the same time, the managers tried to ensure sufficient liquidity for the Fund by balancing those modestly longer-term holdings with very short-term positions in commercial paper. This "barbell strategy"--named because of its concentrations at both ends of the money market maturity spectrum--produced a weighted average maturity for the Fund of between 45 and 50 days, which is toward the long end of the neutral range.

   LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES AGAIN, THE MANAGERS EXPECT THAT THE U.S. ECONOMY SHOULD MODERATE. In their view, evidence of such a slowdown may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Many investors and issuers are being generally cautious. Many corporate issuers are completing funding activity earlier than usual, and investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. According to the managers, additional Fed interest-rate increases are therefore unlikely.


FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER             DIVIDENDS
Citibank, N.A.                 Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS     CAPITAL GAINS
October 17, 1997               Distributed annually, if any

NET ASSETS AS OF 8/31/99       BENCHMARKS*
$388.9 million                 o Lipper S&P AAA-rated
                                 Institutional Money Market
                                 Funds Average
                               o IBC Financial Data S&P AAA-rated
                                 Taxable Institutional Money
                                 Market Average


* The Lipper Funds Average and IBCFunds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS INSTITUTIONAL CASH RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                           SINCE
                                                  ONE    10/17/97
FOR THE PERIOD ENDED AUGUST 31, 1999             YEAR  (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds Institutional Cash Reserves            5.04%    5.29%
Lipper S&P AAA-rated Institutional
  Money Market Funds Average                     4.94%    5.19%+

* Average Total Return
+ From 10/31/97

7-DAY YIELDS
Annualized Current   5.07%
Effective            5.19%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.04930 per share to shareholders from net investment income. For such period 2.4% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.


COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL CASH RESERVES VS. IBC FINANCIAL DATA S&P AAA-RATED TAXABLE INSTITUTIONAL MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data
Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

[This table represents chart in printed piece]

8/25/98      5.38     5.31
             5.41     5.33
             5.4      5.3
             5.41     5.32
             5.4      5.29
             5.4      5.26
             5.34     5.22
10/13/98     5.27     5.13
             5.22     5.09
             5.2      5
             5.16     5.08
             5.09     4.97
             5.05     5
             5.04     4.86
             5.07     4.92
12/8/98      5.05     4.86
             5.07     4.91
             5.03     4.87
             5.07     4.87
             5.02     4.92
             4.97     4.79
             4.93     4.79
1/26/99      4.9      4.73
             4.89     4.73
             4.86     4.69
             4.8      4.67
             4.73     4.66
             4.75     4.67
             4.72     4.64
             4.72     4.64
3/23/99      4.72     4.61
             4.73     4.65
             4.75     4.67
             4.7      4.6
             4.67     4.6
             4.65     4.58
             4.68     4.63
             4.64     4.55
5/18/99      4.71     4.59
             4.73     4.56
             4.58     4.61
             4.67     4.55
             4.68     4.58
             4.72     4.58
             4.77     4.65
7/6/99       4.88     4.72
             4.86     4.72
             4.88     4.75
             4.89     4.76
             4.91     4.77
             4.92     4.78
             4.95     4.87
             4.95     4.89
8/31/99      5.07     4.92



Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 1999
                                            PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)     VALUE
-----------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 6.4%
-----------------------------------------------------------------------
Harris Trust &
  Savings Bank
  5.15 % due 9/13/99                         $ 10,000     $  10,000,000
National Westminster
  Bank PLC
  5.37 % due 10/25/99                          15,000        15,000,334
                                                         --------------
                                                             25,000,334
                                                         --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 9.4%
-----------------------------------------------------------------------
Bayerische Vereinsbank
  4.99 % due 9/07/99                           10,000        10,000,008
Commerzbank AG
  5.078% due 2/11/00                           10,000         9,998,139
Deutsche Bank AG
  5.28 % due 10/12/99                          10,000         9,999,365
Rabobank Netherland
  4.96 % due 11/09/99                           6,500         6,494,893
                                                         --------------
                                                             36,492,405
                                                         --------------
COMMERCIAL PAPER -- 69.1%
-----------------------------------------------------------------------
Allianz of America
  5.10 % due 9/14/99                           12,000        11,977,900
Atlantis One
  Fundings Corp.
  5.27 % due 9/10/99                           15,000        14,980,237
B P America Inc.
  5.13 % due 9/30/99                           12,000        11,950,410
Barton Capital Corp.
  5.23 % due 9/14/99                           11,000        10,979,344
 Enterprise Funding Corp.
  5.28 % due 9/28/99                           12,000        11,952,480
Four Winds Funding Corp.
  5.30 % due 9/20/99                           12,000        11,966,433
General Electric
  Capital Corp.
  5.16 % due 11/15/99                          10,000         9,892,500
General Electric
  Capital Corp.
  5.70 % due 2/11/00                            5,000         4,870,958
Halifax PLC
  5.27 % due 9/03/99                           17,000        16,995,023
Household Financial
  Corp
  5.23 % due 9/13/99                           16,000        15,972,107
KFW International
  Finance Inc.
  5.22 % due 11/22/99                           6,500         6,422,715
Monte Rosa
  Capital Corp.
  5.31 % due 9/24/99                           15,000        14,949,400
Pooled Accounts
  Receivable Capital
  Corp
  5.19 % due 9/29/99                           11,000        10,955,597
Province de Quebec
  4.80 % due 10/14/99                           8,000         7,954,133
Prudential Funding
  Corp
  5.21 % due 9/30/99                         $ 15,000     $  14,937,046
Reed Elsevier
  5.27 % due 10/18/99                           7,750         7,696,678
Repeat Offering
  Securitization
  5.42 % due 10/20/99                          15,000        14,890,363
St. Michael
  Financial LTD
  5.15 % due 9/21/99                            8,782         8,756,874
Santander Financial
  5.26 % due 10/28/99                          12,000        11,901,390
Siemens Capital Corp.
  5.25 % due 9/30/99                           15,000        14,936,563
Sigma Financial Inc.
  5.47 % due 12/01/99                          12,000        11,836,503
UBS Finance
  Delaware Inc.
  4.87 % due 10/12/99                          10,000         9,944,536
Windmill Funding
  Corp
  5.25 % due 9/01/99                           12,000        12,000,000
                                                         --------------
                                                            268,719,190
                                                         --------------
CORPORATE NOTES -- 5.1%
-----------------------------------------------------------------------
Goldman Sachs
  Group Inc.
  5.66 % due 8/07/00                           10,000        10,000,000
Morgan Stanley
  Dean Witter
  5.62 % due 2/04/00                           10,000        10,000,000
                                                         --------------
                                                             20,000,000
                                                         --------------
FLOATING RATE NOTES -- 3.9%
-----------------------------------------------------------------------
Bear Stearns
  Companies Inc.
  5.33 % due 4/10/00                           15,000        15,000,000
                                                         --------------
TIME DEPOSITS -- 10.2%
-----------------------------------------------------------------------
Canadian Imperial Bank
  5.33 % due 9/01/99                           12,000        12,000,000
Dresdner Bank
  5.33 % due 9/01/99                           12,484        12,484,000
Westdeutsche
  Landesbank
  5.33 % due 9/01/99                           15,000        15,000,000
                                                         --------------
                                                             39,484,000
                                                         --------------
TOTAL INVESTMENTS, AT
  AMORTIZED COST                                104.1%      404,695,929
OTHER ASSETS,
  LESS LIABILITIES                               (4.1)      (15,757,248)
                                                -----    --------------
NET ASSETS                                      100.0%    $ 388,938,681
                                                =====    ==============

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999

-----------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                               $404,695,929
Cash                                                                            484
Interest receivable                                                         926,773
-----------------------------------------------------------------------------------
  Total assets                                                          405,623,186
-----------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        15,000,000
Dividends payable                                                         1,557,839
Payable to affiliate:
  Management fees (Note 3)                                                   10,347
Accrued expenses and other liabilities                                      116,319
-----------------------------------------------------------------------------------
  Total liabilities                                                      16,684,505
-----------------------------------------------------------------------------------
NET ASSETS for 388,938,681 shares of beneficial interest outstanding   $388,938,681
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                        $388,938,681
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE               $1.00
-----------------------------------------------------------------------------------



CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

------------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                                          $15,063,789

EXPENSES:
Management fees (Note 3)                                            $  576,270
Distribution fees (Note 4)                                             288,348
Custody and fund accounting fees                                       112,807
Audit fees                                                              31,954
Registration fees                                                       31,489
Legal fees                                                              30,278
Shareholder reports                                                     21,162
Transfer agent fees                                                     19,364
Trustees' fees                                                           5,616
Miscellaneous                                                           27,450
------------------------------------------------------------------------------------------------
  Total expenses                                                     1,144,738
Less aggregate amounts waived by the Manager and Distributor
  (Notes 3 and 4)                                                     (422,177)
------------------------------------------------------------------------------------------------
  Net expenses                                                                           722,561
------------------------------------------------------------------------------------------------
Net investment income                                                                $14,341,228
------------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE PERIOD
                                                                                OCTOBER 17, 1997+
                                                                  YEAR ENDED             TO
                                                                AUGUST 31, 1999  AUGUST 31, 1998
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to shareholders
  (Note 2)                                                     $    14,341,228    $    11,367,206
-------------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                     2,452,254,402      2,513,814,384
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                           817               --
Cost of shares repurchased                                      (2,308,836,048)    (2,268,294,874)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         143,419,171        245,519,510
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                245,519,510               --
-------------------------------------------------------------------------------------------------
End of period                                                  $   388,938,681    $   245,519,510
-------------------------------------------------------------------------------------------------



CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD
                                                               OCTOBER 17, 1997+
                                                   YEAR ENDED          TO
                                                AUGUST 31, 1999 AUGUST 31, 1998
--------------------------------------------------------------------------------
Net Asset Value,  beginning of period              $ 1.00000          $1.00000
Net investment  income                               0.04930           0.04736
Less dividends from net investment income           (0.04930)         (0.04736)
--------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 1.00000          $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)           $388,939          $245,520
Ratio of expenses to average net assets                0.25%             0.25%*
Ratio of net investment income to average net assets   4.97%             5.47%*
Total return                                           5.04%             4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                     $0.04791          $0.04571
RATIOS:
Expenses to average net assets                         0.40%             0.44%*
Net investment income to average net assets            4.83%             5.28%*
--------------------------------------------------------------------------------

 + Commencement of Operations
 * Annualized
** Not annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

   E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Other Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.

   The management fees paid to Citibank, as compensation for overall investment management services amounted to $576,270, of which $293,247 was voluntarily waived for the year ended August 31, 1999. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fee amounted to $288,348 of which $128,930 was voluntarily waived for the year ended August 31, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $8,784,221,252 and $8,635,827,383, respectively, for the year ended August 31, 1999.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1999, for federal income tax purposes, amounted to $404,695,929.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Fund was $852. Since the line of credit was established, there have been no borrowings.

CITIFUNDS INSTITUTIONAL CASH RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL CASH RESERVES:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds Institutional Cash Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended August 31, 1999 and for the period from October 17, 1997 (commencement of operations) to August 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Cash Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

                      THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

* AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

               THE CITIFUNDS FAMILY

               LARGE CAP STOCKS
             o CitiFunds  Growth & Income  Portfolio
             o CitiFunds  Large Cap Growth  Portfolio

               SMALL CAP STOCKS
             o CitiFunds  Small Cap Value  Portfolio
             o CitiFunds  Small Cap Growth Portfolio

               INTERNATIONAL STOCKS
             o CitiFunds International Growth & Income Portfolio
             o CitiFunds International Growth Portfolio

               GROWTH WITH INCOME
             o CitiFunds Balanced Portfolio

               BONDS
             o CitiFunds Short-Term U.S. Government Income Portfolio
             o CitiFunds Intermediate Income  Portfolio
             o CitiFunds  National  Tax Free Income  Portfolio
             o CitiFunds California  Tax Free  Income  Portfolio
             o CitiFunds  New York Tax Free  Income Portfolio

               MONEY  MARKETS
             o CitiFunds  Cash Reserves
             o CitiFunds  U.S.  Treasury Reserves
             o CitiFunds Tax Free Reserves
             o CitiFunds  California Tax Free Reserves
             o CitiFunds Connecticut Tax Free Reserves
             o CitiFunds New York Tax Free Reserves

               PREMIUM MONEY MARKETS
             o CitiFunds  Premium Liquid  Reserves
             o CitiFunds  Premium U.S. Treasury  Reserves

               INSTITUTIONAL  MONEY MARKETS
             o CitiFunds  Institutional Liquid Reserves
             o CitiFunds  Institutional  U.S.  Treasury  Reserves
             o CitiFunds Institutional Tax Free Reserves
             o CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Cash Reserves.

Ask for a prospectus (except for CitiFunds Institutional Cash Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp   [GRAPHIC OMITTED] Printed on recycled paper    CFA/INS-CR/899